Note 27 - Share premium (Details narrative) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Premium Abstract
Share Premium	€ 23,992,000,000	€ 23,992,000,000	€ 23,992,000,000